Long-term investment	12 Months Ended
Mar. 31, 2023
Long-term investment
Long-term investment
9.	Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2022	282,545	14,673,898	14,956,443
Investments made	—	—	—
Share gain (loss) from equity investments	(14,899)	739,327	724,428
Impairment	(246,092)	—	(246,092)
Foreign currency translation adjustments	(21,554)	(1,116,401)	(1,137,955)
Balance as of March 31, 2023	—	14,296,824	14,296,824

Investment-1: In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $308,385 (RMB2,000,000) to obtain 20% shareholding interests.

Medical Star has 7 directors on its board. According to the agreement, the Company has the right to appoint 3 directors on the board of Medical Star, thus it has 43% voting power in the investee and has a significant influence over the operating and financial policies of Medical Star.

The Company incurred a loss of $14,899 from Medical Star for the year ended March 31, 2023, due to Medical Star had a net loss for the year ended March 31, 2023. Since the depression of the macroeconomy, the Company predicted that Medical Star would keep the status of loss and can’t seek any more financing for the next year. Thus, the company recognized the full impairment over Investment.

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% share of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $14,809,302 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders minute, the Company appointed 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

The Company incurred a gain of $739,327 from Fujian Fishery for the year ended March 31, 2023, due to Fujian Fisher had a net income for the year ended March 31, 2023. There’s no impairment indicator, thus the Company didn't recognize any impairment over Investment 2.